PROPERTY AND EQUIPMENT	12 Months Ended
Apr. 30, 2017
Notes to Financial Statements
NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at April 30:

	2017	2016

Computer software and hardware	$25,023	$25,023
Less accumulated depreciation and amortization	(25,023)	(24,637)

	$-	$386

Depreciation and amortization expense totaled $386 and $1,947 for the years ended April 30, 2017 and 2016, respectively.